[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2001

Merrill Lynch
Pennsylvania
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended January 31, 2001, long-term fixed-income bond yields generally declined. The strength seen in the US economy in 1999 and early 2000 clearly has moderated in recent months. After growing at approximately 5% in the first half of 2000, US gross domestic product (GDP) declined to 2.2% during the third quarter of 2000. An initial estimate of fourth quarter 2000 GDP growth was recently released at 1.4%. Additionally, over the past six months, inflationary pressures have remained well contained, largely in the 2%-3% range. By early September, US Treasury bond yields had declined more than 20 basis points (0.20%) to 5.65% as a result of moderating economic growth and low inflation.

However, rising oil and natural gas prices, rekindled investors' inflationary fears, and US Treasury bond yields quickly rose to nearly 6% at the end of September 2000. During October and into mid-November, long-term bond yields fluctuated in response to declining commodity prices and the considerable uncertainty surrounding the presidential election. In December 2000, significant declines in US equity markets, especially the NASDAQ, as well as another series of weak economic indicators combined to reestablish the decline in long-term US Treasury bond yields. By mid-December, the Federal Reserve Board announced that current economic conditions warranted the cessation of the series of short-term interest rate increases they had initiated in February 2000. Given the favorable economic environment and, at least, a neutral Federal Reserve Board, investors were free again to focus upon the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many analysts and investors concluded that there would be a significant future shortage of longer maturing US Treasury securities. These factors helped push US Treasury bond yields lower. By the end of December, US Treasury bond yields declined to 5.45%, their lowest monthly closing level in almost two years.

Citing declining consumer confidence and weakening industrial production and retail sales growth, the Federal Reserve Board lowered short-term interest rates by 50 basis points twice during January 2001. This action triggered a significant rebound in many US equity indexes, reducing the appeal of many US fixed-income securities. Additionally, many investors sold US Treasury bonds to realize recent profits believing that the Federal Reserve Board's actions in January 2001, as well as those anticipated in the near future, would quickly restore US economic growth to earlier levels. By the end of the six-month period ended January 31, 2001, US Treasury bond yields declined overall by nearly 30 basis points to close the period at 5.50%.

Long-term tax-exempt bonds also responded well to the positive economic environment that developed during the last six months. While municipal bond yields followed a downward pattern similar to that of US Treasury bonds, tax-exempt bond price volatility was significantly reduced. Municipal bond yields traded in a relatively narrow range, generally declining steadily throughout the last six months. Overall investor demand for municipal bonds has remained very positive, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline more than 40 basis points to end the period at 5.43%, their lowest monthly closing level in over 18 months.

New long-term tax-exempt issuance has continued to decline on an annual basis, although declines in bond yields have triggered a recent increase in municipal underwritings. Most of this recent increase in tax-exempt issuance was underwritten in January 2001. Lower bond yields were responsible for the significant increase in refunding activity. Local and state issuers used the recent period of lower bond yields as an opportunity to refinance outstanding, higher-couponed debt issues at lower rates. Historically, January monthly underwritings are among the lowest monthly issuance of the year. Despite the surge in January issuance, long-term tax-exempt bond yields were still able to decline, underscoring the ongoing positive technical position the municipal market has enjoyed in recent quarters.

The reduction in annual issuance has helped provide much of the technical support within the tax-exempt bond market. The demand for municipal bonds came from a number of non-traditional and conventional sources. Fortunately, the combination of reduced annual bond issuance and ongoing demand from non-traditional sources has been able to more than offset the decline in demand from tax-exempt mutual funds.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

This favorable balance has fostered the significant decline in municipal bond yields seen in recent months.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable in the coming months. Additionally, while it appears likely that President Bush will keep his campaign promise to lower Federal income tax rates in 2001, any legislation is unlikely to be enacted before late summer. These factors suggest that the strong technical position the municipal market has enjoyed is likely to continue. Given the recent market performance by tax-exempt bonds over the past year, the strong returns illustrate the excellent investment diversification municipal bonds can provide to investors.

Portfolio Strategy

During the six months ended January 31, 2001, we continued to adopt a more neutral portfolio structure in an effort to lower the Fund's net asset value volatility. Our focus has been to increase coupon income by purchasing quality-current and premium-couponed issues in the 15-year-20-year maturity range. Although this position was maintained in the early part of the past period, we reduced the duration of the Fund below what we considered neutral as a result of market appreciation since discounted bonds became premiums and were less interest rate sensitive. Because of reduced new bond issuance, we believed that it would be prudent to restore the Fund's duration to its earlier higher level. This strategy allowed the Fund to participate more fully in the bond market rally seen in recent months.

Looking forward, we expect to maintain the Fund's current fully invested position in an effort to enhance shareholder income. We believe any resulting increase in duration would likely provide an incremental yield to shareholders with only a limited associated increase in net asset value volatility.

In Conclusion

We appreciate your continuing interest in Merrill Lynch Pennsylvania Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

March 8, 2001

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

PROXY RESULTS

During the six-month period ended January 31, 2001, Merrill Lynch Pennsylvania Municipal Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 21, 2000. The description of each proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------
                                                                          Shares Voted     Shares Withheld
                                                                               For           From Voting
---------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees: Terry K. Glenn                    8,370,822           35,149
                                          James H. Bodurtha                 8,370,822           35,149
                                          Herbert I. London                 8,367,836           38,135
                                          Joseph L. May                     8,360,202           45,769
                                          Andre F. Perold                   8,370,822           35,149
                                          Roberta Cooper Ramo               8,365,517           40,454
---------------------------------------------------------------------------------------------------------------
                                                                      Shares Voted   Shares Voted  Shares Voted
                                                                           For          Against       Abstain
---------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                    8,363,241        4,699         38,031
---------------------------------------------------------------------------------------------------------------
3. To approve an amendment to the Fund's charter permitting
   the Board to convert the Fund to "master/feeder" structure.          8,127,134       166,713       112,124
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                           +11.79%             +7.32%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 4.92              +4.07
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                          + 7.03              +6.59
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                 % Return            % Return
                                               Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                           +11.23%             +7.23%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 4.41              +4.41
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                          + 6.49              +6.49
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return            % Return
                                               Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                           +11.12%            +10.12%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 4.29             + 4.29
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                  + 5.81             + 5.81
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                           +11.68%             +7.21%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 4.82              +3.97
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                  + 6.37              +5.67
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                               6 Month        12 Month     Since Inception    Standardized
As of January 31, 2001                                      Total Return    Total Return     Total Return     30-Day Yield
==========================================================================================================================
ML Pennsylvania Municipal Bond Fund Class A Shares              +6.02%         +12.79%         +103.62%           4.36%
--------------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class B Shares              +5.65          +12.12          + 92.98            4.04
--------------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class C Shares              +5.69          +12.11          + 42.28            3.93
--------------------------------------------------------------------------------------------------------------------------
ML Pennsylvania Municipal Bond Fund Class D Shares              +5.96          +12.67          + 47.04            4.27
==========================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                     Issue                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--97.6%
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $4,785   Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding
                           Bonds (MPB Associates Project), 7.70% due 12/01/2013 (d)                                          $ 5,959
------------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                           Bonds (USX Corporation):
BBB      Baa1      2,000     6.10% due 7/15/2020                                                                               1,464
BBB      Baa1      1,500     Series A, 6.70% due 12/01/2020                                                                    1,792
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Allegheny County, Pennsylvania, Port Authority, Special Transportation Revenue Bonds,
                           6% due 3/01/2024 (b)                                                                                3,224
------------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       1,000   Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue Bonds
                           (Waterfront Project), Series A, 6.30% due 12/15/2018                                                1,043
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,700   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                           5.375% due 12/01/2024 (b)                                                                           3,732
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       2,200   Downingtown, Pennsylvania, Area School District, GO, Refunding, 5.70% due 3/01/2021 (a)             2,292
------------------------------------------------------------------------------------------------------------------------------------
NR*      NR*         920   Erie, Western Pennsylvania Port Authority Revenue Bonds, 6.875% due 6/15/2016                         933
------------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1++   4,350   Geisinger Authority, Pennsylvania, Health System Revenue Refunding Bonds
                           (Geisinger Health Systems), VRDN, 4.85% due 8/01/2028 (e)                                           4,350
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds
                           (Saint Luke's Hospital--Bethlehem), 6.25% due 7/01/2022 (a)                                         3,099
------------------------------------------------------------------------------------------------------------------------------------
                           Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding Bonds
                           (Pennsylvania Gas and Water Company Project), AMT, Series A:
NR*      A3        3,600     7.20% due 10/01/2017                                                                              3,818
AAA      Aaa       2,000     7% due 12/01/2017 (a)                                                                             2,218
------------------------------------------------------------------------------------------------------------------------------------
                           Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                           (Lewiston Hospital):
AA       NR*       2,550     6.40% due 7/01/2020                                                                               2,689
AA       NR*       1,000     6.20% due 7/01/2030                                                                               1,032
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Montgomery County, Pennsylvania, Higher Education and Health Authority,
                           Hospital Revenue Bonds (Abington Hospital), MVRICS, Series A, 9.375% due
                           6/12/2001 (a)(f)(g)                                                                                 2,653
------------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series A (b):
AAA      Aaa       1,555     6.70% due 9/01/2014                                                                               1,714
AAA      Aaa       2,500     6.75% due 9/01/2019                                                                               2,746
------------------------------------------------------------------------------------------------------------------------------------
BBB      Baa2      4,000   Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                           Bonds (Sun Company Inc.--R & M Project), AMT, Series A, 7.60% due 12/01/2024                        4,275
------------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2       2,000   Pennsylvania HFA, Revenue Bonds, RIB, AMT, 7.553% due 4/01/2025 (f)                                 2,065
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
MVRICS  Municipal Variable Rate Inverse Class Securities
RIB     Residual Interest Bonds
S/F     Single-Family
VRDN    Variable Rate Demand Notes

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                     Issue                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2      $1,000   Pennsylvania HFA, Revenue Refunding Bonds, RIB, AMT, 9.508% due 10/01/2023 (f)                    $ 1,057
------------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2       2,165   Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 40, 6.90% due 4/01/2025                   2,280
------------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT:
AA+      Aa2       1,480     Series 41B, 6.65% due 4/01/2025                                                                   1,550
AA+      Aa2       1,250     Series 59A, 5.80% due 10/01/2029                                                                  1,271
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,500   Pennsylvania State, GO, RIB, Series 465x, 6.74% due 10/01/2019 (b)(f)                               1,702
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Pennsylvania State, GO, Refunding, First Series, 6% due 1/15/2017 (b)                               4,397
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,750   Pennsylvania State Higher Education Assistance Agency Revenue Bonds,
                           6.125% due 12/15/2020 (b)                                                                           3,002
------------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Higher Educational Facilities Authority,
                           College and University Revenue Refunding Bonds:
AA       NR*       1,440     (University of the Arts), 5.75% due 3/15/2030                                                     1,450
BBB+     NR*       2,000     (Ursinus College), 5.90% due 1/01/2027                                                            1,972
------------------------------------------------------------------------------------------------------------------------------------
                           Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds:
A1+      NR*       1,400     (Carnegie Mellon University), VRDN, Series B, 4.85% due 11/01/2027 (e)                            1,400
AAA      NR*         600     Series A, 6.625% due 8/15/2009 (b)                                                                  637
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding Bonds,
                           Senior Series A, 4.75% due 12/01/2027 (a)                                                           2,749
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,440   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due 5/15/2020 (b)(c)         1,765
------------------------------------------------------------------------------------------------------------------------------------
AAA      NR*       3,000   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                           Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due 12/01/2019 (c)            3,559
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   Philadelphia, Pennsylvania, Parking Authority, Parking Revenue Refunding Bonds,
                           5% due 2/01/2027 (a)                                                                                4,796
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       2,200   Philadelphia, Pennsylvania, School District, GO, RIB, Series 466x, 6.74% due 2/01/2030 (d)(f)       2,411
------------------------------------------------------------------------------------------------------------------------------------
                           Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                           (Northeastern Power Company), VRDN (e):
A1+      NR*         400     AMT, Series B, 4.55% due 12/01/2022                                                                 400
A1+      NR*       1,100     Series A, 4.20% due 12/01/2022                                                                    1,100
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                           (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                                  1,707
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--1.3%
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                           Class R, Series 16 HH, 7.181% due 7/01/2013 (f)                                                     1,203
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$86,139)--98.9%                                                                                      91,506
Other Assets Less Liabilities--1.1%                                                                                              974
                                                                                                                             -------
Net Assets--100.0%                                                                                                           $92,480
                                                                                                                             =======
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   Escrowed to maturity.
(d)   FSA Insured.
(e) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2001.
(g)   Prerefunded.
 *    Not Rated.
++    Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2001

Assets:              Investments, at value (identified cost--$86,139,426) .....................                    $ 91,506,287
                     Cash .....................................................................                          18,503
                     Receivables:
                       Interest ...............................................................   $  1,123,494
                       Beneficial interest sold ...............................................        163,859        1,287,353
                                                                                                  ------------
                     Prepaid registration fees and other assets ...............................                          10,062
                                                                                                                   ------------
                     Total assets .............................................................                      92,822,205
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Dividends to shareholders ..............................................        108,872
                       Beneficial interest redeemed ...........................................         64,130
                       Investment adviser .....................................................         41,952
                       Distributor ............................................................         29,781          244,735
                                                                                                  ------------
                     Accrued expenses .........................................................                          97,919
                                                                                                                   ------------
                     Total liabilities ........................................................                         342,654
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ...............................................................                    $ 92,479,551
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ........................................................                    $    126,531
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ........................................................                         575,315
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ........................................................                          58,289
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ........................................................                          89,366
                     Paid-in capital in excess of par .........................................                      91,140,550
                     Accumulated realized capital losses on investments--net ..................                      (3,189,833)
                     Accumulated distributions in excess of realized capital gains
                     on investments--net ......................................................                      (1,687,528)
                     Unrealized appreciation on investments--net ..............................                       5,366,861
                                                                                                                   ------------
                     Net assets ...............................................................                    $ 92,479,551
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $13,773,177 and 1,265,313 shares
                     of beneficial interest outstanding .......................................                    $      10.89
                                                                                                                   ============
                     Class B--Based on net assets of $62,622,865 and 5,753,145 shares
                     of beneficial interest outstanding .......................................                    $      10.88
                                                                                                                   ============
                     Class C--Based on net assets of $6,345,225 and 582,893 shares
                     of beneficial interest outstanding .......................................                    $      10.89
                                                                                                                   ============
                     Class D--Based on net assets of $9,738,284 and 893,657 shares
                     of beneficial interest outstanding .......................................                    $      10.90
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

Statement of Operations

                                                                                         For the Six Months Ended
                                                                                                 January 31, 2001
-----------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned                          $2,795,240
-----------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ...............................    $  258,890
                     Account maintenance and distribution fees--Class B .....       162,478
                     Professional fees ......................................        35,868
                     Printing and shareholder reports .......................        26,520
                     Accounting services ....................................        19,321
                     Account maintenance and distribution fees--Class C .....        17,992
                     Transfer agent fees--Class B ...........................        17,961
                     Trustees' fees and expenses ............................         4,620
                     Account maintenance fees--Class D ......................         4,455
                     Pricing fees ...........................................         3,328
                     Transfer agent fees--Class A ...........................         3,272
                     Custodian fees .........................................         3,162
                     Registration fees ......................................         2,352
                     Transfer agent fees--Class D ...........................         2,041
                     Transfer agent fees--Class C ...........................         1,649
                     Other ..................................................         3,518
                                                                                 ----------
                     Total expenses .........................................                             567,427
                                                                                                       ----------
                     Investment income--net .................................                           2,227,813
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ......................                             862,494
Unrealized           Change in unrealized appreciation on investments--net ..                           2,135,627
Gain on                                                                                                ----------
Investments--Net:    Net Increase in Net Assets Resulting from Operations ...                          $5,225,934
                                                                                                       ==========
-----------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

Statements of Changes in Net Assets

                                                                                                    For the Six        For the
                                                                                                   Months Ended      Year Ended
                                                                                                    January 31,       July 31,
Increase (Decrease) in Net Assets:                                                                     2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income--net .................................................    $   2,227,813     $   5,181,391
                      Realized gain (loss) on investments--net ...............................          862,494        (4,052,327)
                      Change in unrealized appreciation on investments--net ..................        2,135,627           (39,119)
                                                                                                  -------------     -------------
                      Net increase in net assets resulting from operations ...................        5,225,934         1,089,945
                                                                                                  -------------     -------------
---------------------------------------------------------------------------------------------------------------------------------
Dividends &           Investment income--net:
Distributions to        Class A ..............................................................         (365,556)         (848,092)
Shareholders:           Class B ..............................................................       (1,502,394)       (3,657,278)
                        Class C ..............................................................         (135,610)         (288,665)
                        Class D ..............................................................         (224,253)         (387,356)
                      In excess of realized gain on investments--net:
                        Class A ..............................................................               --           (92,497)
                        Class B ..............................................................               --          (442,944)
                        Class C ..............................................................               --           (35,079)
                        Class D ..............................................................               --           (40,665)
                                                                                                  -------------     -------------
                      Net decrease in net assets resulting from dividends and distributions
                      to shareholders ........................................................       (2,227,813)       (5,792,576)
                                                                                                  -------------     -------------
---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest   Net decrease in net assets derived from beneficial interest transactions       (6,282,988)      (29,220,983)
Transactions:                                                                                     -------------     -------------
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total decrease in net assets ...........................................       (3,284,867)      (33,923,614)
                      Beginning of period ....................................................       95,764,418       129,688,032
                                                                                                  -------------     -------------
                      End of period ..........................................................    $  92,479,551     $  95,764,418
                                                                                                  =============     =============
---------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

Financial Highlights

                                                                                                Class A
                                                                 -----------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.             Ended                      For the Year Ended July 31,
                                                                  Jan. 31,      --------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2001          2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...    $  10.54       $  10.90      $  11.52      $  11.59      $  11.17
Operating                                                        --------       --------      --------      --------      --------
Performance:         Investment income--net .................         .28            .54           .54           .59           .60
                     Realized and unrealized gain (loss) on
                     investments--net .......................         .35           (.30)         (.38)          .08           .45
                                                                 --------       --------      --------      --------      --------
                     Total from investment operations .......         .63            .24           .16           .67          1.05
                                                                 --------       --------      --------      --------      --------
                     Less dividends and distributions:
                       Investment income--net ...............        (.28)          (.54)         (.54)         (.59)         (.60)
                       Realized gain on investments--net ....          --             --          (.16)         (.15)         (.03)
                       In excess of realized gain on
                       investments--net .....................          --           (.06)         (.08)           --            --
                                                                 --------       --------      --------      --------      --------
                     Total dividends and distributions ......        (.28)          (.60)         (.78)         (.74)         (.63)
                                                                 --------       --------      --------      --------      --------
                     Net asset value, end of period .........    $  10.89       $  10.54      $  10.90      $  11.52      $  11.59
                                                                 ========       ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        6.02%+         2.44%         1.38%         6.02%         9.72%
Return:**                                                        ========       ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................         .81%*          .81%          .80%          .73%          .74%
Net Assets:                                                      ========       ========      ========      ========      ========
                     Investment income--net .................        5.13%*         5.20%         4.80%         5.12%         5.36%
                                                                 ========       ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)    $ 13,773       $ 14,494      $ 19,536      $ 20,613      $ 21,179
Data:                                                            ========       ========      ========      ========      ========
                     Portfolio turnover .....................       36.32%         51.32%        43.18%        46.87%        49.82%
                                                                 ========       ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------------------------------

             *    Annualized.
            **    Total investment returns exclude the effects of sales charges.
             +    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

Financial Highlights (continued)

                                                                                               Class B
                                                                -----------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.            Ended                   For the Year Ended July 31,
                                                                 Jan. 31,     ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2001          2000          1999           1998         1997
---------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ...    $  10.54      $   10.90      $  11.53      $   11.59    $   11.17
Operating                                                       --------      ---------      --------      ---------    ---------
Performance:        Investment income--net .................         .25            .48           .49            .53          .55
                    Realized and unrealized gain (loss) on
                    investments--net .......................         .34           (.30)         (.39)           .09          .45
                                                                --------      ---------      --------      ---------    ---------
                    Total from investment operations .......         .59            .18           .10            .62         1.00
                                                                --------      ---------      --------      ---------    ---------
                    Less dividends and distributions:
                      Investment income--net ...............        (.25)          (.48)         (.49)          (.53)        (.55)
                      Realized gain on investments--net ....          --             --          (.16)          (.15)        (.03)
                      In excess of realized gain on
                      investments--net .....................          --           (.06)         (.08)            --           --
                                                                --------      ---------      --------      ---------    ---------
                    Total dividends and distributions ......        (.25)          (.54)         (.73)          (.68)        (.58)
                                                                --------      ---------      --------      ---------    ---------
                    Net asset value, end of period .........    $  10.88      $   10.54      $  10.90      $   11.53    $   11.59
                                                                ========      =========      ========      =========    =========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share .....        5.65%+         1.92%          .78%          5.57%        9.17%
Return:**                                                       ========      =========      ========      =========    =========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ...............................        1.31%*         1.32%         1.31%          1.24%        1.25%
Net Assets:                                                     ========      =========      ========      =========    =========
                    Investment income--net .................        4.62%*         4.69%         4.29%          4.61%        4.85%
                                                                ========      =========      ========      =========    =========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands)    $ 62,623      $  68,723      $ 93,164      $ 103,261    $ 109,070
Data:                                                           ========      =========      ========      =========    =========
                    Portfolio turnover .....................       36.32%         51.32%        43.18%         46.87%       49.82%
                                                                ========      =========      ========      =========    =========
---------------------------------------------------------------------------------------------------------------------------------

             *    Annualized.
            **    Total investment returns exclude the effects of sales charges.
             +    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

Financial Highlights (continued)

                                                                                               Class C
                                                                ---------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.            Ended                   For the Year Ended July 31,
                                                                 Jan. 31,     -------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2001          2000          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...    $ 10.54       $ 10.90      $  11.53      $  11.59      $ 11.17
Operating                                                        -------       -------      --------      --------      -------
Performance:         Investment income--net .................        .24           .47           .48           .52          .53
                     Realized and unrealized gain (loss) on
                     investments--net .......................        .35          (.30)         (.39)          .09          .45
                                                                 -------       -------      --------      --------      -------
                     Total from investment operations .......        .59           .17           .09           .61          .98
                                                                 -------       -------      --------      --------      -------
                     Less dividends and distributions:
                       Investment income--net ...............       (.24)         (.47)         (.48)         (.52)        (.53)
                       Realized gain on investments--net ....         --            --          (.16)         (.15)        (.03)
                       In excess of realized gain on
                       investments--net .....................         --          (.06)         (.08)           --           --
                                                                 -------       -------      --------      --------      -------
                     Total dividends and distributions ......       (.24)         (.53)         (.72)         (.67)        (.56)
                                                                 -------       -------      --------      --------      -------
                     Net asset value, end of period .........    $ 10.89       $ 10.54      $  10.90      $  11.53      $ 11.59
                                                                 =======       =======      ========      ========      =======
-------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....       5.69%+        1.82%          .68%         5.47%        9.06%
Return:**                                                        =======       =======      ========      ========      =======
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................       1.41%*        1.42%         1.41%         1.34%        1.35%
Net Assets:                                                      =======       =======      ========      ========      =======
                     Investment income--net .................       4.52%*        4.60%         4.19%         4.51%        4.75%
                                                                 =======       =======      ========      ========      =======
-------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)    $ 6,345       $ 5,874      $  7,088      $  6,928      $ 6,145
Data:                                                            =======       =======      ========      ========      =======
                     Portfolio turnover .....................      36.32%        51.32%        43.18%        46.87%       49.82%
                                                                 =======       =======      ========      ========      =======
-------------------------------------------------------------------------------------------------------------------------------

             *    Annualized.
            **    Total investment returns exclude the effects of sales charges.
             +    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class D
                                                                ---------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived      Six Months
from information provided in the financial statements.            Ended                   For the Year Ended July 31,
                                                                 Jan. 31,     -------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2001          2000          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...    $  10.55       $  10.92      $ 11.54      $ 11.60      $ 11.18
Operating                                                        --------       --------      -------      -------      -------
Performance:         Investment income--net .................         .27            .53          .53          .58          .59
                     Realized and unrealized gain (loss) on
                     investments--net .......................         .35           (.31)        (.38)         .09          .45
                                                                 --------       --------      -------      -------      -------
                     Total from investment operations .......         .62            .22          .15          .67         1.04
                                                                 --------       --------      -------      -------      -------
                     Less dividends and distributions:
                       Investment income--net ...............        (.27)          (.53)        (.53)        (.58)        (.59)
                       Realized gain on investments--net ....          --             --         (.16)        (.15)        (.03)
                       In excess of realized gain on
                       investments--net .....................          --           (.06)        (.08)          --           --
                                                                 --------       --------      -------      -------      -------
                     Total dividends and distributions ......        (.27)          (.59)        (.77)        (.73)        (.62)
                                                                 --------       --------      -------      -------      -------
                     Net asset value, end of period .........    $  10.90       $  10.55      $ 10.92      $ 11.54      $ 11.60
                                                                 ========       ========      =======      =======      =======
-------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....        5.96%+         2.25%        1.29%        6.00%        9.61%
Return:**                                                        ========       ========      =======      =======      =======
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................         .90%*          .91%         .90%         .83%         .84%
Net Assets:                                                      ========       ========      =======      =======      =======
                     Investment income--net .................        5.03%*         5.09%        4.69%        5.01%        5.26%
                                                                 ========       ========      =======      =======      =======
-------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)    $  9,739       $  6,673      $ 9,900      $ 8,143      $ 5,348
Data:                                                            ========       ========      =======      =======      =======
                     Portfolio turnover .....................       36.32%         51.32%       43.18%       46.87%       49.82%
                                                                 ========       ========      =======      =======      =======
-------------------------------------------------------------------------------------------------------------------------------

             *    Annualized.
            **    Total investment returns exclude the effects of sales charges.
             +    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Pennsylvania Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the result for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities under a different method effective August 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of July 31, 2001.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(g) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B .................................            .25%              .25%
Class C .................................            .25%              .35%
Class D .................................            .10%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2001, FAMD earned underwriting discounts and MLPF&S earned

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                            FAMD          MLPF&S
--------------------------------------------------------------------------------
Class A ..................................                  $120          $1,281
Class D ..................................                  $233          $3,524
--------------------------------------------------------------------------------

For the six months ended January 31, 2001, MLPF&S received contingent deferred sales charges of $9,771 and $292 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $961 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $16,244 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2001 were $32,527,810 and $43,812,198, respectively.

Net realized gains for the six months ended January 31, 2001 and net unrealized gains as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                       Realized       Unrealized
                                                         Gains           Gains
--------------------------------------------------------------------------------
Long-term investments ...................            $  862,494      $ 5,366,861
                                                     ----------      -----------
Total ...................................            $  862,494      $ 5,366,861
                                                     ==========      ===========
--------------------------------------------------------------------------------

As of January 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,366,861, of which $5,721,874 related to appreciated securities and $355,013 related to depreciated securities. The aggregate cost of investments at January 31, 2001 for Federal income tax purposes was $86,139,426.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $6,282,988 and $29,220,983 for the six months ended January 31, 2001 and the year ended July 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2001                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................             58,317         $   620,779
Shares issued to shareholders in
reinvestment of dividends ..............             16,473             176,254
                                                   --------         -----------
Total issued ...........................             74,790             797,033
Shares redeemed ........................           (184,702)         (1,967,301)
                                                   --------         -----------
Net decrease ...........................           (109,912)        $(1,170,268)
                                                   ========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended January 31, 2000                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................            140,454         $ 1,461,681
Shares issued to shareholders in
reinvestment of dividends and
distributions ..........................             46,232             480,729
                                                   --------         -----------
Total issued ...........................            186,686           1,942,410
Shares redeemed ........................           (603,176)         (6,278,820)
                                                   --------         -----------
Net decrease ...........................           (416,490)        $(4,336,410)
                                                   ========         ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2001                              Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................            313,803         $ 3,365,678
Shares issued to shareholders in
reinvestment of dividends ..............             66,094             706,957
                                                   --------         -----------
Total issued ...........................            379,897           4,072,635
Automatic conversion of shares .........           (328,929)         (3,512,386)
Shares redeemed ........................           (818,688)         (8,734,705)
                                                   --------         -----------
Net decrease ...........................           (767,720)        $(8,174,456)
                                                   ========         ===========
-------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................             479,787         $  5,012,194
Shares issued to shareholders in
reinvestment of dividends and
distributions ........................             190,951            1,984,457
                                                ----------         ------------
Total issued .........................             670,738            6,996,651
Automatic conversion of shares .......             (53,770)            (562,448)
Shares redeemed ......................          (2,640,369)         (27,502,554)
                                                ----------         ------------
Net decrease .........................          (2,023,401)        $(21,068,351)
                                                ==========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2001                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..........................              80,496         $    860,890
Shares issued to shareholders in
reinvestment of dividends ............               7,077               75,730
                                                    ------         ------------
Total issued .........................              87,573              936,620
Shares redeemed ......................             (62,038)            (660,830)
                                                    ------         ------------
Net increase .........................              25,535         $    275,790
                                                    ======         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2000                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..........................              87,286         $    918,518
Shares issued to shareholders in
reinvestment of dividends and
distributions ........................              20,060              208,399
                                                   -------         ------------
Total issued .........................             107,346            1,126,917
Shares redeemed ......................            (199,958)          (2,086,855)
                                                   -------         ------------
Net decrease .........................             (92,612)        $   (959,938)
                                                   =======         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 2001                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..........................              56,396         $    608,742
Automatic conversion of shares .......             328,591            3,512,386
Shares issued to shareholders in
reinvestment of dividends ............              12,140              129,979
                                                   -------         ------------
Total issued .........................             397,127            4,251,107
Shares redeemed ......................            (135,979)          (1,465,161)
                                                   -------         ------------
Net increase .........................             261,148         $  2,785,946
                                                   =======         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................              87,660         $    909,319
Automatic conversion of shares .......              53,700              562,448
Shares issued to shareholders in
reinvestment of dividends and
distributions ........................              23,766              247,447
                                                  --------         ------------
Total issued .........................             165,126            1,719,214
Shares redeemed ......................            (439,622)          (4,575,498)
                                                  --------         ------------
Net decrease .........................            (274,496)        $ (2,856,284)
                                                  ========         ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended January 31, 2001.

6. Capital Loss Carryforward:

At July 31, 2000, the Fund had a net capital loss carryforward of approximately $671,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Pennsylvania Municipal Bond Fund                  January 31, 2001

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Vincent R. Giordano, Senior Vice President
William M. Bock, Vice President
Kenneth A. Jacob, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of Merrill Lynch Pennsylvania Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch Investment Managers
                                                                       [GRAPHIC]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Pennsylvania
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

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